SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 363,501	$ 360,097
Finished goods	1,335,251	1,012,182
Work in progress	76,533	141,479
Total inventories	$ 1,775,285	$ 1,513,758